SUPPLEMENT DATED FEBRUARY 5, 2025

TO THE SUMMARY PROSPECTUSES

DATED AUGUST 31, 2024

AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar U.S. Equity Fund

Morningstar International Equity Fund

Morningstar Global Income Fund

Morningstar Total Return Bond Fund

Morningstar Municipal Bond Fund

Morningstar Defensive Bond Fund

Morningstar Multisector Bond Fund

Morningstar Global Opportunistic Equity Fund

Morningstar Alternatives Fund

(each a “Fund”, collectively the “Funds”)

This supplement provides additional information to each Fund’s Summary Prospectus dated August 31, 2024 and should be read in conjunction with such Summary Prospectus.

Portfolio Manager Changes to the Morningstar U.S. Equity Fund and Morningstar International Equity Fund

I.

To reflect the addition of Michael J. Budzinski as a Portfolio Manager of the Morningstar U.S. Equity Fund and the Morningstar International Equity Fund, and the removal of Daniel E. McNeela as Portfolio Manager of such Funds, he Morningstar Investment Management LLC section of the table following the “Fund Management” heading in the Summary Prospectus for the Morningstar U.S. Equity Fund and the Morningstar International Equity Fund is removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund

Morningstar Investment Management LLC

Douglas M. McGraw, CFA	Portfolio Manager	January 2023

Michael J. Budzinski	Portfolio Manager	Since February 2025

II.

To reflect the addition of Kipling Weisel as a Portfolio Manager of the Morningstar U.S. Equity Fund, and the removal of JB Taylor as Portfolio Manager of such Fund, the Wasatch Advisors, LP d/b/a Wasatch Global Investors section of the table following the “Fund Management – Subadvisers and Portfolio Managers” heading in the Summary Prospectus for the Morningstar U.S. Equity Fund is removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund

Wasatch Advisors, LP d/b/a Wasatch Global Investors

Paul S. Lambert	Portfolio Manager	Since Inception (November 2018)

Michael K. Valentine	Portfolio Manager	Since Inception (November 2018)

Kipling Weisel	Associate Portfolio Manager	Since January 2025

Portfolio Manager Changes to the Morningstar Global Income Fund, Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, and Morningstar Multisector Bond Fund

I.

To reflect the addition of Alfonzo Bruno as a Portfolio Manager of the Morningstar Global Income Fund, Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, and Morningstar Multisector Bond

Fund and the removal of Hong Cheng as Portfolio Manager of such Funds, the following changes are being made to the Summary Prospectus of such Funds:

1.

The Morningstar Investment Management LLC section of the table following the “Fund Management” heading in the Summary Prospectus for the Morningstar Global Income Fund and the Morningstar Defensive Bond Fund is removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund

Morningstar Investment Management LLC

Richard M. Williamson, CFA, CIPM	Senior Portfolio Manager and Head of Investments, Mutual Funds	December 2020

Alfonzo Bruno, CFA	Portfolio Manager	Since February 2025

2.

The Morningstar Investment Management LLC section of the table following the “Fund Management” heading in the Summary Prospectus for the Morningstar Total Return Bond Fund is removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund

Morningstar Investment Management LLC

Daniel E. McNeela, CFA	Senior Portfolio Manager and Head of Subadviser Selection	Since Inception (November 2018)

Alfonzo Bruno, CFA	Portfolio Manager	Since February 2025

3.

The Morningstar Investment Management LLC section of the table following the “Fund Management” heading in the Summary Prospectus for the Morningstar Multisector Bond Fund is removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund

Morningstar Investment Management LLC

Richard M. Williamson, CFA, CIPM	Senior Portfolio Manager and Head of Investments, Mutual Funds	June 2019

Alfonzo Bruno, CFA	Portfolio Manager	Since February 2025

Portfolio Manager Change to the Morningstar Municipal Bond Fund

I.	Hong Cheng no longer serves as a portfolio manager to the Morningstar Municipal Bond Fund. To reflect this change, all references to Ms. Cheng are removed from the Summary Prospectus.

Portfolio Manager Change to the Morningstar Global Opportunistic Equity Fund

I.

To reflect the addition of Douglas M. McGraw as a Portfolio Manager of the Morningstar Global Opportunistic Equity Fund, the Morningstar Investment Management LLC section of the table following the “Fund Management” heading in the Summary Prospectus for the Fund is removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund

Morningstar Investment Management LLC

Richard M. Williamson, CFA, CIPM	Senior Portfolio Manager and Head of Investments, Mutual Funds	December 2020

Douglas M. McGraw, CFA	Portfolio Manager	Since February 2025

Portfolio Manager Change to the Morningstar Alternatives Fund

I.

To reflect the addition of Daniel E. McNeela as a Portfolio Manager of the Morningstar Alternatives Fund, and the removal of Richard M. Williamson as a Portfolio Manager of the Fund, the Morningstar Investment Management LLC section of the table following the “Fund Management” heading in the Summary Prospectus for the Fund is removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund

Morningstar Investment Management LLC

Daniel E. McNeela, CFA	Senior Portfolio Manager and Head of Subadviser Selection	Since February 2025

Michael J. Budzinski	Portfolio Manager	January 2024

Please retain this supplement for future reference.

3